Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss [Abstract]
Disclosure of financial assets at fair value through profit or loss

9.	Financial assets at fair value through profit or loss

(a)	Financial assets at fair value through profit or loss as of December 31, 2018 and 2019 are as follows:

	2018		2019
Debt instruments:
Governments	~~W~~	2,765,054	2,873,419
Financial institutions		9,415,470	12,711,074
Corporations		6,664,839	8,541,514
Stocks with put option		381,844	598,858
Equity investment with put option		1,080,723	1,458,933
Beneficiary certificates		9,062,004	10,678,620
Commercial papers		5,535,397	5,160,063
CMA		3,001,831	3,723,401
Others (*)		2,227,802	2,655,260

		40,134,964	48,401,142
Equity instruments:
Stocks		1,050,097	1,488,743
Equity investment		4,908	—
Others		110,066	109,197

		1,165,071	1,597,940

		41,300,035	49,999,082

Other:
Loans at fair value		1,209,194	2,154,821
Due from banks at fair value		870,656	897,525
Gold deposits		154,881	111,715

	~~W~~	43,534,766	53,163,143

(*)	As of December 31, 2018 and 2019, restricted reserve for claims of customers’ deposits (trusts) are ~~W~~ 1,040,180 million and ~~W~~ 1,103,050 million, respectively.

(b)	Financial assets to which overlay approach were applied in accordance with IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ as of December 31, 2018 and 2019 are as follows.

	2018		2019
Due from banks at fair value through profit or loss	~~W~~	870,656	897,525
Securities at fair value through profit or loss		3,160,525	5,139,380

	~~W~~	4,031,181	6,036,905

A financial asset is eligible for designation for the overlay approach, if it is measured at fair value through profit or loss applying IFRS 9 but would not have been measured at fair value through profit or loss in its entirety applying IAS 39; and it is not held in respect of an activity that is not associated with contracts within the scope of IFRS 4.

The reclassified amounts between profit or loss and other comprehensive income due to the overlay approach as of and for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Profit or loss			Other comprehensive income
	By IFRS 9		By IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	(77,179)	(4,425)	(72,754)	20,007
Net gain (loss) on disposal of financial assets at fair value through profit or loss		4,310	6,498	(2,188)	602

	~~W~~	(72,869)	2,073	(74,942)	20,609

	2019
	Profit or loss			Other comprehensive income
	By IFRS 9		By IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	150,865	(74,586)	225,451	(50,042)
Net gain (loss) on disposal of financial assets at fair value through profit or loss		65,627	43,493	22,134	(4,672)

	~~W~~	216,492	(31,093)	247,585	(54,714)